Interest Expense Recognized Related To Senior Notes (Detail) (Senior Notes, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Senior Notes
Debt Instrument [Line Items]
Contractual interest incurred	$ 25,405	$ 26,434
Amortization of debt issuance costs	374	2,123
Amortization of debt discount	10	58
Total interest incurred	$ 25,789	$ 28,615
Effective interest rate of the Senior Notes	10.00%	11.00%